FDIC loss share asset and true up payment obligation (Tables)	12 Months Ended
Dec. 31, 2016
FDIC Indemnification Asset Roll Forward [Table Text Block]
	Years ended December 31,
(In thousands)	2016	2015	2014
Balance at beginning of year	$310,221	$542,454	$909,414
Amortization of loss share indemnification asset	(10,201)	(66,238)	(189,959)
Reversal of accelerated amortization	-	-	12,492
Credit impairment losses to be covered under loss sharing agreements	(239)	15,658	32,038
Reimbursable expenses	8,433	73,205	58,117
Recoveries reimbursable to the FDIC	(4,093)	-	-
Net payments from FDIC under loss sharing agreements	(98,518)	(247,976)	(256,498)
Arbitration decision charge	(136,197)	-	-
Other adjustments attributable to FDIC loss sharing agreements	(72)	(6,882)	(23,150)
Balance at end of period	$69,334	$310,221	$542,454

FDIC
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
(In thousands)	December 31, 2016	December 31, 2015
Carrying amount (fair value)	$153,158	$119,745
Undiscounted amount	$188,258	$168,692